Equity Method Investment in Joint Ventures - Summarized financial information (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	May 07, 2024	Jul. 01, 2023
Equity Method Investment in Joint Ventures
Net loss		$ 29,511	$ (105,801)
Company's share of net loss	$ 158	707	158
Current assets	41,517	33,305	41,517		$ 46,817
Non-current assets	245,774	226,191	245,774		84,083
TOTAL ASSETS	287,291	259,496	287,291		130,900
Current liabilities	12,598	5,772	12,598		9,996
Non-current liabilities	26,312	25,667	26,312		658
TOTAL LIABILITIES	38,910	31,439	38,910		$ 10,654
Carrying amount of investment in joint ventures	146,865	146,158	146,865	$ 147,023
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss		1,191	163
Company's share of net loss	89	655	89
Current assets		20,221
Non-current assets		54,351
TOTAL ASSETS		74,572
Current liabilities		5,788
Non-current liabilities		8
TOTAL LIABILITIES		5,796
Net assets		68,776
Company's share of joint ventures		37,827
Adjustments to the Company's share of net assets		56,437
Carrying amount of investment in joint ventures	94,919	94,264	94,919	95,008
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss		95	127
Company's share of net loss	69	52	69
Current assets		14,208
Non-current assets		38,030
TOTAL ASSETS		52,238
Current liabilities		2,984
TOTAL LIABILITIES		2,984
Net assets		49,254
Company's share of joint ventures		27,090
Adjustments to the Company's share of net assets		24,804
Carrying amount of investment in joint ventures	$ 51,946	51,894	51,946	$ 52,015
Total
Equity Method Investment in Joint Ventures
Net loss		1,286	(290)
Company's share of net loss		707	$ (158)
Current assets		34,429
Non-current assets		92,381
TOTAL ASSETS		126,810
Current liabilities		8,772
Non-current liabilities		8
TOTAL LIABILITIES		8,780
Net assets		118,030
Company's share of joint ventures		64,917
Adjustments to the Company's share of net assets		81,241
Carrying amount of investment in joint ventures		$ 146,158